SUBSEQUENT EVENT	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Subsequent Events [Abstract]
SUBSEQUENT EVENT
7.	SUBSEQUENT EVENT

The company’s management has evaluated subsequent events occurring after June 30, 2017, the date of our most recent balance sheet, through the date our financial statements were issued.

NOTE 7 – SUBSEQUENT EVENTS

The company’s management has evaluated subsequent events occurring after December 31, 2016, the date of our most recent balance sheet, through the date our financial statements were issued.

In March 2017, the company issued 2,500,000 shares of common stock in exchange for $62,500 received from five individuals.

In March 2017, the company granted each member of the Scientific Advisory Board options to purchase 2 million shares of $.001 par value common stock at a price of $0.05 per share. These options have a five year term and vest to the extent of 500,000 shares on the first anniversary of the grant and to the extent of 62,500 options per month during the 24 months following the initial vesting date.

The company also granted each member of the Scientific Advisory Board performance options to purchase 1.5 million shares of $0.001 par value common stock at a price of $0.25 per share. These options have a five year term and vest on the date the company has cumulative revenues of $5 million.